BUSINESS COMBINATIONS (Details Textual)	Jan. 08, 2010 CNY (¥)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	¥ 185,517,000
Hengdali [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	¥ 185,517,000